Convertible Preferred Shares - Additional Information (Details) - USD ($)		12 Months Ended
	Feb. 20, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Temporary Equity [Line Items]
Aggregate gross proceeds from IPO		$ 79,105,000
Dividends declared		$ 0
Series A Convertible Preferred Shares
Temporary Equity [Line Items]
Conversion of convertible preferred share into ordinary shares, Shares	91,600,398
Temporary equity, shares authorized		0	106,666,667
Temporary equity, shares outstanding		0	91,600,398	91,600,398	91,600,398
Temporary equity, par or stated value per share		$ 0.0003	$ 0.0003
Temporary equity, shares issued		0	91,600,398
Conversion price		$ 2.30769
Conversion ratio			100.00%
Dividends declared		$ 0
Liquidation right amount available for distribution per share		$ 2.30769
Series A Convertible Preferred Shares | Minimum
Temporary Equity [Line Items]
Aggregate gross proceeds from IPO		$ 35,000,000
Cash dividends rate		8.00%